Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)(3)	Peer Total Shareholder Return ($) (4)	Net Income ($)(5)	Return on Average Equity (%)(6)
2025	4,222,617	4,158,135	982,512	963,871	251.78	160.37	80,855,000	14.76
2024	4,707,634	5,096,643	1,182,928	1,298,923	251.89	145.82	22,050,000	5.62
2023	2,638,016	2,903,210	788,596	898,562	197.31	123.35	35,663,000	14.66
2022	2,526,698	2,451,820	743,683	714,211	149.23	122.74	22,037,000	9.02
2021	1,967,057	2,225,978	631,930	722,902	157.55	139.21	32,881,000	12.54

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote	From 2021 to 2024, Mr. Quinn was the Company’s PEO and our remaining NEOs consisted of Messrs. Kalani, Coradi, Metz and Holt. For 2025, Mr. Quinn was the Company's PEO and our remaining NEOs consisted of Messrs. Kalani, Metz and Holt and Ms. Doll.
Peer Group Issuers, Footnote	Represents the Peer Group Total Shareholder Return, which utilizes the S&P U.S. SmallCap Banks Index in accordance with Item 201(e) of Regulation S-K. The comparison assumes an investment of $100 on December 31, 2020 through the end of the listed year. Past performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 4,222,617	$ 4,707,634	$ 2,638,016	$ 2,526,698	$ 1,967,057
PEO Actually Paid Compensation Amount	$ 4,158,135	5,096,643	2,903,210	2,451,820	2,225,978
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with the following adjustments:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($)	Equity Award Adjustments($)(a)	Compensation Actually Paid to PEO ($)
2025	4,222,617	(599,969)	535,487	4,158,135
2024	4,707,634	(1,299,226)	1,688,235	5,096,643
2023	2,638,016	(454,992)	720,186	2,903,210
2022	2,526,698	(365,121)	290,243	2,451,820
2021	1,967,057	(159,604)	418,525	2,225,978
The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO and non-PEO NEOs during each of the years in question. Equity values are calculated in accordance with FASB ASC Topic 718. In 2024, the equity awards include the fair value of the integration awards, which consisted of performance-based restricted stock granted upon the closing of the merger with Codorus Valley Bancorp, Inc. on July 1, 2024 and vesting conditioned upon on the achievement of certain cost savings relating to the merger.

Year	Year End Fair Value of Equity Awards in the Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for PEO ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for PEO ($)	Total Equity Award Adjustments for PEO ($)
2025	631,716	(25,108)	—	(71,121)	—	—	535,487
2024	1,304,048	119,299	317,923	(53,035)	—	—	1,688,235
2023	559,261	147,792	—	13,133	—	—	720,186
2022	338,113	(42,250)	—	(5,620)	—	—	290,243
2021	219,542	176,348	—	22,635	—	—	418,525

Non-PEO NEO Average Total Compensation Amount	$ 982,512	1,182,928	788,596	743,683	631,930
Non-PEO NEO Average Compensation Actually Paid Amount	$ 963,871	1,298,923	898,562	714,211	722,902
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with the following adjustments:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards for Non-PEO NEOs ($)	Equity Award Adjustments($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	982,512	(196,887)	178,245	963,871
2024	1,182,928	(445,209)	561,204	1,298,923
2023	788,596	(173,748)	283,714	898,562
2022	743,683	(147,965)	118,493	714,211
2021	631,930	(94,720)	185,692	722,902

Year	Average Year End Fair Value of Equity Awards for Non-PEO NEOs ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year Non-PEO NEOs ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year Non-PEO NEOs ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year Non-PEO NEOs ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation Non-PEO NEOs ($)	Total Equity Award Adjustments ($)
2025	207,304	(6,810)	—	(22,249)	—		178,245
2024	448,885	46,768	107,463	(41,912)	—	—	561,204
2023	213,565	68,608	—	1,541	—	—	283,714
2022	137,020	(15,328)	—	(3,199)	—	—	118,493
2021	123,606	54,655	—	7,431	—	—	185,692

Compensation Actually Paid vs. Total Shareholder Return
The following graph displays the relationship between compensation actually paid to the PEO, the average actual compensation paid to the non-PEO NEOs, the Company's total shareholder return, and the peer group cumulative total shareholder return.

Compensation Actually Paid vs. Net Income	The following graph displays the relationship between compensation actually paid to the PEO, the average actual compensation paid to the non-PEO NEOs, and net income (on a GAAP and adjusted basis).
Compensation Actually Paid vs. Company Selected Measure
The following graph displays the relationship between compensation actually paid to the PEO, the average actual compensation paid to the non-PEO NEOs, and return on average equity (on a GAAP and adjusted basis).

Total Shareholder Return Vs Peer Group
The following graph displays the relationship between compensation actually paid to the PEO, the average actual compensation paid to the non-PEO NEOs, the Company's total shareholder return, and the peer group cumulative total shareholder return.

Total Shareholder Return Amount	$ 251.78	251.89	197.31	149.23	157.55
Peer Group Total Shareholder Return Amount	160.37	145.82	123.35	122.74	139.21
Net Income (Loss)	$ 80,855,000	$ 22,050,000	$ 35,663,000	$ 22,037,000	$ 32,881,000
Company Selected Measure Amount	0.1476	0.0562	0.1466	0.0902	0.1254
PEO Name	Mr. Quinn
Additional 402(v) Disclosure	Represents the total shareholder return of an investment of $100 in Company Common Stock on December 31, 2020 through the end of the end of the listed year, assuming the reinvestment of dividends on the date of payment without commissions (“Total Shareholder Return”) in accordance with Item 201(e) of Regulation S-K. Shareholder returns on Company Common Stock are based on trades on the NASDAQ Stock Market. Past performance is not necessarily indicative of future stock performance.Excluding the impact of certain merger and other non-recurring expenses, Adjusted Net Income was $82.6 million, $52.0 million, $36.6 million and $34.8 million for the years ended December 31, 2025, 2024, 2023 and 2022, respectively. For the year ended December 31, 2021, the Company did not incur merger or other non-recurring expenses. See Annex A for a reconciliation of 2025, 2024, 2023 and 2022 Adjusted Net Income to GAAP. Excluding the impact of certain merger and other non-recurring expenses, Adjusted Return on Average Equity was 15.07%, 13.25%, 15.06% and 14.25% for the years ended December 31, 2025, 2024, 2023 and 2022, respectively. For the year ended December 31, 2021, the Company did not incur merger or other non-recurring expenses. See Annex A for a reconciliation of 2025, 2024, 2023 and 2022 Adjusted Return on Average Equity to GAAP.
Adjusted Net Income Loss	$ 82,600,000	$ 52,000,000.0	$ 36,600,000	$ 34,800,000
Adjusted Return On Average Equity	15.07%	13.25%	15.06%	14.25%
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (599,969)	$ (1,299,226)	$ (454,992)	$ (365,121)	$ (159,604)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	535,487	1,688,235	720,186	290,243	418,525
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	631,716	1,304,048	559,261	338,113	219,542
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,108)	119,299	147,792	(42,250)	176,348
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	317,923	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,121)	(53,035)	13,133	(5,620)	22,635
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,887)	(445,209)	(173,748)	(147,965)	(94,720)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,245	561,204	283,714	118,493	185,692
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,304	448,885	213,565	137,020	123,606
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,810)	46,768	68,608	(15,328)	54,655
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	107,463	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,249)	(41,912)	1,541	(3,199)	7,431
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 0